Property and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following:

	September 30, 2025	June 30, 2025	Estimated Useful Lives (Years)
Building and improvements	$17,650,000	-	4 - 30
Land	3,550,000	-	N/A
Robots/Tray Bins	226,950	205,650	5
Office computers and equipment	68,063	36,765	5 - 7
Production molds	145,173	145,173	5
Vehicles	107,527	107,527	5
Office furniture and equipment	3,650,732	50,732	1 - 5
Accumulated depreciation	(624,050)	(305,023)
Total property and equipment - net	$24,774,395	$240,824

Assets Acquired in Business Combinations

During fiscal years 2025 and 2026, the Company completed several acquisitions in connection with its expansion into robotics and hospitality operations.

●	On August 31, 2025, and September 30, 2025 (fiscal year ended June 30, 2026), the Company acquired Victorville and Rancho Mirage, respectively, obtaining land, buildings and improvements, and furniture and equipment with an aggregate fair value of approximately $24,800,000 as of the respective acquisition dates.

●	On March 31, 2025 (fiscal year ended June 30, 2025), the Company acquired SWC and Skytech, obtaining property and equipment with an aggregate fair value of approximately $59,000 as of the acquisition date.

The Company measured all acquired property and equipment at fair value as of each acquisition date. Fair values were determined using a combination of market comparable and replacement cost approaches, depending on asset type. Any difference between the fair value of the assets acquired and their historical carrying amounts was recognized as part of the purchase price allocation, and the excess of purchase consideration over the fair value of net identifiable assets was recorded as goodwill.

Depreciation and amortization expense was $300,410 and $0 for the three months ended September 30, 2025 and 2024, respectively. Depreciation and amortization are included within general and administrative expenses in the accompanying consolidated statements of operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	June 30, 2025	June 30, 2024	Lives (Years)
Office furniture	19,392	-	5
Office computers and equipment	36,765	-	5
Warehouse equipment	31,340	-	5
Vehicles	107,527	-	5
Robots/Tray Bins	205,650	-	5
Production molds	145,173	-	5
Accumulated depreciation	(305,023)	-	5
Total property and equipment - net	$240,824	$-

Assets Acquired in Business Combinations

In connection with the acquisitions of SWC and Skytech on March 31, 2025, the Company acquired property and equipment with an aggregate net book value of $59,492 as of the acquisition date.

The Company measured acquired property and equipment at fair value as of the acquisition date. The fair value assigned to these assets was determined based on a combination of market comparables and replacement cost methodologies, depending on the asset class.

Any difference between the fair value of the assets acquired and their respective historical net book values was recognized as part of the purchase price allocation. The excess of the total consideration transferred over the fair value of net identifiable assets acquired, including property and equipment, was recorded as goodwill.

Depreciation and amortization expense for the years ended June 30, 2025 and 2024, was $19,519 and $0, respectively.

Depreciation and amortization are included as a component of general and administrative expenses in the accompanying consolidated statements of operations.